TAXES (Tables)	12 Months Ended
Dec. 31, 2020
TAXES
Schedule of income tax provision
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Current tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	303,246	156,038	167,813
	$303,246	$156,038	$167,813
Deferred tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
	-	-	-
Income tax provision	$303,246	$156,038	$167,813

Summary of reconciliation between the statutory EIT
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
China Income tax statutory rate	25.0%	25.0%	25.0%
Permanent difference	0.6%	0.4%	0.4%
Effect of PRC preferential tax rate	(10.0%)	(10.0%)	(10.0%)
Non-PRC entities not subject to PRC income tax	4.5%	10.9%	0.0%
Effective tax rate	20.1%	26.3%	15.4%

Schedule of Taxes payable
	December 31, 2020	December 31, 2019
Income tax payable	$512,231	$257,125
Value added tax payable	118,832	144,108
Other taxes payable	2,588	3,220
Total taxes payable	$633,651	$404,453